STOCKHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Jan. 31, 2020
STOCKHOLDERS' EQUITY (DEFICIT)
STOCKHOLDERS' EQUITY (DEFICIT)

6.   STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

In March 2019, the Company issued 1,745,800 shares of common stock at a price per share of $0.09 resulting in net proceeds of $3.6 million in a registered direct offering.

On May 16, 2019, the Company entered into a Capital on Demand TM Sales Agreement (Sales Agreement) with JonesTrading Institutional Services LLC, as agent (JonesTrading), pursuant to which the Company may offer and sell, from time to time through JonesTrading, shares of the Company’s common stock, par value $0.001 per share (the Common Stock), having an aggregate offering price of up to $8.5 million. As of January 31, 2020, the Company had sold an aggregate of 4,747,812 shares of Common Stock pursuant to the terms of such Sales Agreement for aggregate net proceeds of $3.6 million.

Warrants

A summary of warrants outstanding as of January 31, 2020 is as follows:

	Total	Price per Share	Expiration Date
Warrants related to June 2015 financing	4,363	$ 68.75	June 2020
Warrants related to April 2016 financing	70,581	$ 30.00	April 2021
Warrants related to September 2016 financing (1)(4)	51,466	$ 18.75	September 2021 to March 2022
Warrants related to November 2016 financing	1,216,230	$ 8.75	November 2024
Warrants related to November 2016 financing	35,818	$10.938	November 2022
Warrants related to November 2016 financing	7,926	$ 8.25	November 2022
Warrants related to April 2017 financing	32,053	$ 22.50	October 2022
Warrants related to October 2017 financing	153,848	$ 7.50	October 2022
Warrants related to November 2017 financing (4)	2,277,412	$ 5.00	November 2022
Warrants related to November 2018 financing (2)(4)	1,066,670	$ 4.10	May/June 2021
Warrants related to note payable (3)	2,255,336	$ 0.01	July 2022
	7,171,703
(1)

In connection with the sale of common stock in September 2016, warrants to purchase 51,466 shares of common stock were issued at an exercise price of $18.75 per share. These warrants included a cash settlement option requiring the Company to record a liability for the fair value of the warrants at the time of issuance and at each reporting period with any change in the fair value reported as other income or expense. At the time of issuance, approximately $566,000 was recorded as a warrant liability. To value the warrant liability, the Company used the Black-Scholes pricing model with the following assumptions: risk-free interest rate of 1.1%, contractual term of 5 years, expected volatility of 95.8% and a dividend rate of 0%. As of January 31, 2020, there was no fair value related to these warrants.

(2)

On November 20, 2018, the Company entered into agreements with holders of certain of its warrants to purchase common stock with an exercise price per share of $6.25 originally issued on November 24, 2017 (Existing Warrants), whereby the holders and the Company agreed that the holders would cash exercise  1,066,670 shares of common stock underlying such Existing Warrants at a reduced price of $3.50, and the Company would issue new warrants to such holders to purchase up to an aggregate of 1,066,670 shares of common stock (New Warrants). The New Warrants are exercisable after the six-month anniversary of their issuance and terminate on the 30-month anniversary following their issuance. The New Warrants have an exercise price per share of $4.10. The Company recorded a charge for the incremental fair value of approximately $874,000 in the other expense line item in the consolidated statements of operations and comprehensive loss. The fair value of the warrants exercised was computed as of the date of exercise using the following assumptions: risk-free interest rate of 2.51%, contractual term of 6 months, expected volatility of 78.4% and a dividend rate of 0%.

(3)	On January 28, 2020, in connection with the Bridge Loan, the Company issued a warrant to purchase common stock. See Note 11 for discussion regarding the accounting treatment of this warrant.
(4)

On January 28, 2020, the Company entered into an exchange agreement with certain warrant holders, in which approximately 2.3 million warrants to purchase shares of common stock will be exchanged for 850,000 shares of common stock. These certain warrants contained language that would have allowed the warrant holders to convert the warrants into shares of common stock at the time of the consummation of the Merger based on a Black-Scholes value of these certain warrants. On January 28, 2020, the Company revalued the warrants for the shares of common stock to be issued resulting in a charge to other income and expense of approximately $308,000 due to the incremental value between the warrants and exchanged shares of common stock. To value the warrants for approximately 2.3 million shares of common stock to be exchanged, the Company used the Black-Scholes pricing model with the following assumptions: risk-free interest rate of 1.47%, remaining contractual term of warrant, average expected volatility of 106% and a dividend rate of 0%. On January 31, 2020, the Company revalued the common stock liability and due to the lower closing stock price of the Company’s common stock, the common stock liability was reduced by approximately $280,000.  As of January 31, 2020, the common stock liability was approximately $383,000. The exchange was effected on February 3, 2020.

Equity Incentive Plan

On July 5, 2016, the Company adopted the 2016 Equity Incentive Plan (“2016 Plan”), which permits the Company to grant equity awards to directors, officers, employees and consultants. In connection with the adoption of the 2016 Plan, the Company ceased to grant equity awards under its 2014 Equity Incentive Plan (“2014 Plan”), which was adopted on January 23, 2014. All grants and awards under the 2014 Plan, including stock options previously issued under BioPharmX, Inc.’s 2011 Equity Incentive Plan that were substituted with stock options issued under the 2014 Plan, remain in effect in accordance with their terms. Stock options generally vest in one to four years and expire ten years from the date of grant. In March 2017, the 2016 Plan was amended and the shares reserved for issuance was increased by 800,000 shares to a total of 960,000 shares. In August 2018, the 2016 Plan was amended and the shares reserved for issuance were increased by 2,000,000 shares to a total of 2,960,000 shares of common stock. The 2014 Plan and 2016 Plan are referred to collectively as the “Plans.”

The following table summarizes the Company’s stock option activities under the Plans:

			Weighted
			Average	Remaining	Aggregate
	Available for		Exercise	Contractual	Intrinsic
	Grant	Shares	Prices	Life	Value
					(in thousands)
Balance as of February 1, 2018	75,396	988,452	$10.30	9.17	$304
Shares authorized for issuance	2,000,000	—
Granted	(417,660)	417,660	$5.23
Exercised	—	(11,129)	$2.53
Canceled and returned to the 2016 Plan	449,839	(449,839)	$7.52
Canceled subsequent to termination of the 2014 Plan	—	(27,199)	$25.33
Balance as of January 31, 2019	2,107,575	917,945	$9.02	7.92	$23
Granted	(893,820)	893,820	$0.84
Exercised	—	(1,667)	$2.50
Canceled and returned to the 2016 Plan	524,231	(524,231)	$5.26
Canceled subsequent to termination of the 2014 Plan	—	(51,375)	$25.43
Balance as of January 31, 2020	1,737,986	1,234,492	$4.02	8.37	$1
Vested and exercisable		508,154	$6.43	7.30	$—
Vested and expected to vest		1,069,509	$4.27	8.25	$1

Inducement Grants

The Company has also awarded inducement option grants to purchase common stock to new employees outside of the 2016 Plan as permitted under Section 711(a) of the NYSE American Company Guide. Such options vest at the rate of 25% of the shares on the first anniversary of the commencement of such employee’s employment with the Company, and then one forty-eighth (1/48) of the shares monthly thereafter subject to such employee’s continued service.  The following table summarizes the Company’s inducement grant stock option activities:

		Weighted
		Average	Remaining
		Exercise	Contractual	Aggregate
	Shares	Prices	Life	Intrinsic Value
				(in thousands)
Balance as of February 1, 2018	26,400	$35.90	7.72	$—
Granted	16,000	$4.75
Canceled	(11,400)	$41.22
Balance as of January 31, 2019	31,000	$17.86	6.6	$—
Canceled	(24,333)	$21.46
Balance as of January 31, 2020	6,667	$4.75	—	$—
Vested and exercisable	6,667	$4.75	—	$—
Vested and expected to vest	6,667	$4.75	—	$—

The following table summarizes significant ranges of outstanding and exercisable options as of January 31, 2020:

	Options Outstanding			Options Vested and Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average	Number	Average
	Number	Contractual	Exercise	Vested and	Exercise
Range of Exercise Prices	Outstanding	Life (in Years)	Prices	Exercisable	Prices
$0.44 - $0.84	666,764	9.21	$0.79	175,072	$0.81
$0.85 - $4.00	95,094	6.59	$2.54	82,206	$2.54
$4.01 - $10.50	388,625	8.06	$5.62	172,205	$5.84
$10.51- $18.50	69,893	4.70	$16.78	64,555	$16.69
$18.51 - $28.50	6,400	6.30	$20.19	6,400	$20.19
$28.51 - $75.00	14,383	4.33	$51.17	14,383	$51.17
	1,241,159	8.33	$4.02	514,821	$6.41

The total intrinsic value of stock options exercised during the year ended January 31, 2020 was di minimus. The total intrinsic value of stock options exercised during the year ended January 31, 2019 was approximately $26,000. During the year ended January 31, 2019, certain stock options were exercised pursuant to net exercise provisions, resulting in 138,157 shares of common stock retired in exchange of the total exercise price. The weighted average grant date fair values of the stock options granted during the years ended January 31, 2020 and 2019 was $0.44 and $3.00, respectively.